Financial Instruments - Long-Term Debt, New Issuances (Details) - Senior Notes [Member] - USD ($) $ in Millions		Dec. 31, 2019	Sep. 30, 2018
Debt Instrument [Line Items]
Principal amount		$ 5,000
Weighted average interest rate		3.57%	3.56%
Senior Unsecured Debt, 2.800% Notes, Due 2022 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	[1]	2.80%
Principal amount		$ 500
Senior Unsecured Debt, 2.950% Notes, Due 2024 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	[1]	2.95%
Principal amount		$ 750
Senior Unsecured Debt, 3.450% Notes, Due 2029 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	[1]	3.45%
Principal amount		$ 1,750
Senior Unsecured Debt, 3.900% Notes, Due 2039 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	[1]	3.90%
Principal amount		$ 750
Senior Unsecured Debt, 4.000% Notes, Due 2049 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	[1]	4.00%
Principal amount		$ 1,250

[1]	Fixed rate notes may be redeemed by us at any time, in whole, or in part, at varying redemption prices plus accrued and unpaid interest.